Provision for Contingencies - Provision for Contingencies by Nature (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Provisions for civil contingencies		R$ 9,333,795
Pharol
Loss Contingencies [Line Items]
Provisions for civil contingencies	R$ 157,809